Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Small Cap Fund*	March 1, 2017
BrandywineGLOBAL — Diversified US Large Cap Value Fund*	February 1, 2017
BrandywineGLOBAL — Global Flexible Income Fund*	May 1, 2017
BrandywineGLOBAL — Global Opportunities Bond Fund*	May 1, 2017
Martin Currie Emerging Markets Fund*	February 1, 2017
Martin Currie International Unconstrained Equity Fund*	September 30, 2017
QS Global Market Neutral Fund*	February 1, 2017
QS International Equity Fund*	February 1, 2017
QS Strategic Real Return Fund*	February 1, 2017
QS U.S. Small Capitalization Equity Fund*	May 1, 2017
RARE Global Infrastructure Value Fund*	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Global Health Care Innovations Fund*	March 31, 2017
ClearBridge International Small Cap Fund*	February 1, 2017
ClearBridge Large Cap Value Fund*	March 1, 2017
ClearBridge Mid Cap Growth Fund*	March 1, 2017
ClearBridge Sustainability Leaders Fund*	March 1, 2017
ClearBridge Tactical Dividend Income Fund*	March 1, 2017
QS Global Dividend Fund*	February 1, 2017

LEGG MASON PARTNERS INCOME TRUST
Western Asset Emerging Markets Debt Fund*	June 30, 2017
Western Asset Short Duration Municipal Income Fund*	June 30, 2017

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Government Reserves*	December 27, 2017

WESTERN ASSET FUNDS, INC.
Western Asset High Yield Fund*	September 30, 2017
Western Asset Macro Opportunities Fund*	March 1, 2017
Western Asset Total Return Unconstrained Fund*	September 30, 2017

Legg Mason Global Asset Management Trust | ClearBridge Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Small Cap Fund*	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Diversified Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
BrandywineGLOBAL — Diversified US Large Cap Value Fund*	February 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Global Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
BrandywineGLOBAL — Global Flexible Income Fund*	May 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
BrandywineGLOBAL — Global Opportunities Bond Fund*	May 1, 2017

Legg Mason Global Asset Management Trust | Martin Currie Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Martin Currie Emerging Markets Fund*	February 1, 2017

Legg Mason Global Asset Management Trust | Martin Currie International Unconstrained Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Martin Currie International Unconstrained Equity Fund*	September 30, 2017

Legg Mason Global Asset Management Trust | QS Global Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS Global Market Neutral Fund*	February 1, 2017

Legg Mason Global Asset Management Trust | QS International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS International Equity Fund*	February 1, 2017

Legg Mason Global Asset Management Trust | QS Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS Strategic Real Return Fund*	February 1, 2017

Legg Mason Global Asset Management Trust | QS U.S. Small Capitalization Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS U.S. Small Capitalization Equity Fund*	May 1, 2017

Legg Mason Global Asset Management Trust | RARE Global Infrastructure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
RARE Global Infrastructure Value Fund*	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Global Health Care Innovations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Global Health Care Innovations Fund*	March 31, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge International Small Cap Fund*	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Large Cap Value Fund*	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Mid Cap Growth Fund*	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Sustainability Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Sustainability Leaders Fund*	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Tactical Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Tactical Dividend Income Fund*	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS EQUITY TRUST
QS Global Dividend Fund*	February 1, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS INCOME TRUST
Western Asset Emerging Markets Debt Fund*	June 30, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Duration Municipal Income Fund*	June 30, 2017

LEGG MASON PARTNERS MONEY MARKET TRUST | Western Asset Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Government Reserves*	December 27, 2017

WESTERN ASSET FUNDS INC | Western Asset High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

WESTERN ASSET FUNDS, INC.
Western Asset High Yield Fund*	September 30, 2017

WESTERN ASSET FUNDS INC | Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

WESTERN ASSET FUNDS, INC.
Western Asset Macro Opportunities Fund*	March 1, 2017

WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpmmt_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)

WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund*	September 30, 2017